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January 31, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

RE:        RiverSource Tax-Exempt Income Series, Inc.
                  RiverSource Tax-Exempt High Income Fund
           Post-Effective Amendment No. 48
           File Nos. 2-63552/811-2901
           Accession Number: 0001068800-07-000248

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus, Class Y prospectus supplement and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant's Post-Effective Amendment No. 48 (Amendment). This Amendment was filed electronically on January 26, 2007.

If you have any questions regarding this filing, please contact either Katina Walker at (612) 671-6990 or me at (612) 671-4321.

Sincerely,

/s/  Christopher O. Petersen
----------------------------
     Christopher O. Petersen
     Vice President and Group Counsel
     Ameriprise Financial, Inc.